TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Corporate tax rates in Israel:

The corporate tax rate in Israel in 2019 and thereafter is 23%.

b.	Income taxes in US subsidiary:

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “U.S. Tax Reform”); a comprehensive tax legislation that includes significant changes to the taxation of business entities. These changes, most of which are effective for tax years beginning after December 31, 2017, include several key tax provisions that might impact the Company, including, among others: (i) a permanent reduction to the statutory federal corporate income tax rate from 35% (top rate) to 21% (flat rate) effective for tax years beginning after December 31, 2017; (ii) a new tax deduction in the amount of 37.5% of “foreign derived intangible income” that effectively reduces the federal corporate tax on certain qualified foreign derived sales/licenses/leases and service income in excess of a base amount to 13.125% (as compared to the regular corporate income tax rate of 21%); (iii) stricter limitations on the tax deductibility of business interest expense; (iv) a participation exemption for certain repatriations of earnings to the United States (along with certain rules designed to prevent erosion of the U.S. income tax base); (v) a one-time deemed repatriation tax on accumulated offshore earnings held in cash and illiquid assets, with the latter taxed at a lower rate; and (vi) an expansion of the U.S. controlled foreign corporation (“CFC”) anti-deferral starting with the CFC’s first tax year beginning in 2018 intended to tax in the U.S. “global intangible low-taxed income” (“GILTI”).

c.	Carryforward tax losses and credits:

As of December 31, 2021, the Company had operating loss carry forwards for Israeli income tax purposes of approximately $311,000 which may be offset indefinitely against future taxable income.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The principal components of the Company’s deferred tax assets are as follows:

	December 31,
	2021	2020

Deferred tax assets:

Net operating loss carryforward	$72,116	$37,819
Research and development costs carryforward	18,357	15,997
Accrued Expenses	725	446
Share-based compensation	20	23
Property and equipment	155	-
Other	3,925	3,348

Total deferred tax assets	95,298	57,633

Valuation allowance	(95,264)	(57,621)

Deferred tax liabilities:

Property and equipment	-	(12)
Other	(34)	-

Total deferred tax liabilities	(34)	(12)

Net deferred tax	$-	$-

Based on the available evidence, management believes that it is more likely than not that certain of its deferred tax assets relating to net operating loss carryforwards and other temporary differences in Israel will not be realized and accordingly a valuation allowance has been provided.

As of December 31, 2021, and 2020, the Company has not provided a deferred tax liability in respect of cumulative undistributed earnings relating to the Company’s foreign subsidiaries, as the Company intends to keep these earnings permanently invested.

e.	Loss before taxes on income is comprised as follows:

	Year ended December 31,
	2021	2020	2019

Domestic	$(153,091)	$(81,462)	$(67,306)
Foreign	(184)	134	15

Loss before taxes on income	$(153,275)	$(81,328)	$(67,291)

f.	Income taxes are comprised as follows:

	Year ended December 31,
	2021	2020	2019

Current	$284	$183	$10

Domestic	232	128	-
Foreign	52	55	10

Income taxes	$284	$183	$10

g.	The reconciliation of the tax benefit at the Israeli statutory tax rate to the Company’s income taxes is as follows:

	Year ended December 31,
	2021	2020	2019

Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(2.00)%	(0.61)%	(0.63)%
Effect of other permanent differences	0.47%	(0.01)%	(0.06)%
Change in valuation allowance	(24.41)%	(22.86)%	(22.32)%
Issuance costs	3.68%	-	-
Other adjustments	0.93%	0.25%	-

Effective tax rate	(0.19)%	(0.23)%	(0.01)%

h.	Tax assessments:

The Company is currently in the process of income tax audits in Israel, for the tax years 2016 through 2018. The Company's tax assessments through 2015 are considered final.

As of December 31, 2021, the tax returns of the Company and its main subsidiaries are still subject to audits by the tax authorities for the tax years 2016 through 2021.

i.	Uncertain tax positions:

The Company has reviewed the tax positions taken, or to be taken, in its tax returns for all tax years currently open to examination by a taxing authority. As of December 31, 2021 and 2020, the Company has not recorded any uncertain tax position liability.